Net Investment Income (Details) - USD ($)		6 Months Ended				12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Investment Income [Abstract]
Interest income		$ 5,411,973		$ 5,432,395		$ 10,866,051	$ 9,698,069	$ 8,632,460
Dividends from equities at FVTOCI		84,445		696,640		721,240	342,800
Dividends from equities at FVTPL		356,876		290,339		391,222	701,076
Dividends								1,490,607
Realized gains and losses on investments
Net gain on sale of available-for-sale investments								3,133,556
Realized loss on sale of bonds at FVTOCI		(113,313)		(340,783)		(628,523)	(763,569)
Realized gain on sale of equities and mutual funds at FVTPL		1,638,446		786,242		946,952	2,048,908
Unrealized gains and losses on investments
Fair value changes of held for trading investments								95,582
Unrealized (loss) gain on revaluation of financial assets at FVTPL		(2,853,821)		984,002		1,590,964	(948,802)
Gains and losses from investment properties
Realized loss on sale of investment properties		(41,047)				678,516
Fair value (loss) gain on investment properties (note 12)		(723,801)	[1]		[1]	(304,482)	93,934	18,148
Rental income		83,971		99,283		203,076	606,862	1,007,983
Impairment and expected credit losses on investments
Impairment on available for sale investments								(71,863)
Expected credit losses on investments
Expected credit loss on financial assets at FVOCI		(64,697)	[2]		[2]	22,764	(29,903)
Expected credit loss on financial assets at amortized cost	[2]	(515)
Release of expected credit loss on financial assets at amortized cost						12,827	6,248
Investments custodian fees and other investments expenses		(726,143)		(655,866)		(1,126,531)	(1,445,327)	(1,741,631)
Net Investment income		$ 3,052,374		$ 7,292,252		$ 13,374,076	$ 10,310,296	$ 12,564,842

[1]	As at 30 June 2019, management was of the opinion that the fair value of the investment properties carrying amount at that date approximates the fair valuation performed on 31 December 2018, therefore no fair value adjustments were recorded for the six months ended 30 June 2019.
[2]	As at 30 June 2019, the amount of the provision for expected credit loss was approximating the provision amount on 31 December 2018, therefore no expected credit loss was recorded for the six months ended 30 June 2019.